Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 05, 2023	Oct. 01, 2023	Sep. 30, 2023	May 01, 2023	Apr. 01, 2023	Mar. 01, 2023	Feb. 08, 2023	Jan. 11, 2023	Jan. 10, 2023	Nov. 22, 2022	Mar. 18, 2022	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 14, 2023	Feb. 21, 2023
Bridge Media LLC [Member]
Subsequent Event [Line Items]
Shares for consideration			$ 250
Bridge Media LLC [Member] | Simplify Inventions LLC [Member]
Subsequent Event [Line Items]
Ownership percentage																90.00%
Bridge Media LLC [Member] | Simplify Inventions LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Ownership percentage																		65.00%
Simplify Inventions LLC [Member] | Revolving Promissory Note [Member] | Bridge Media LLC [Member]
Subsequent Event [Line Items]
Debt interest rate																			6.00%
Simplify Inventions LLC [Member] | Revolving Promissory Note [Member] | Bridge Media LLC [Member] | Debt Contribution Agreement [Member]
Subsequent Event [Line Items]
Debt converted into equity		$ 26,800
The Arena Group Holdings Inc [Member]
Subsequent Event [Line Items]
Issuance of common stock in connection with public offering, shares
Number of Shares, Granted										232,816	4,343,017
Fair value of acquisition																$ 3,141
Issuance of common stock in connection with public offering															$ 30,490	$ 30,490	$ 19,838
The Arena Group Holdings Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in connection with public offering, shares															4,181,603	4,181,603	1,299,027
Issuance of common stock in connection with acquisition, shares													28,979	28,979		330,863
Fair value of acquisition																$ 3
Issuance of common stock in connection with public offering															$ 42	$ 42	$ 13
The Arena Group Holdings Inc [Member] | Teneology Inc [Member]
Subsequent Event [Line Items]
Shares issued price per share								$ 7.94
Purchase price				$ 25	$ 25	$ 25		$ 2,956
Deferred cash payment								$ 200
Issuance of common stock in connection with acquisition, shares								274,692
Fair value of acquisition								$ 2,181
Issuance of common stock in connection with public offering									$ 2,225
The Arena Group Holdings Inc [Member] | Teneology Inc [Member] | At Closing [Member]
Subsequent Event [Line Items]
Purchase price								500
The Arena Group Holdings Inc [Member] | Teneology Inc [Member] | Three Installments [Member]
Subsequent Event [Line Items]
Purchase price								$ 75
Subsequent Event [Member] | Bridge Media LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock consideration percentage	58.00%
Subsequent Event [Member] | Simplify Inventions LLC [Member] | Revolving Promissory Note [Member] | Bridge Media LLC [Member] | Debt Contribution Agreement [Member]
Subsequent Event [Line Items]
Debt converted into equity		$ 26,800
Subsequent Event [Member] | The Arena Group Holdings Inc [Member]
Subsequent Event [Line Items]
Issuance of common stock in connection with public offering, shares	60,000						47,252
Shares issued price per share							$ 10.56
Liquidate damages							$ 499
Number of Shares, Granted		8,295										147,696
Issuance of common stock in connection with public offering	$ 20,000